Kinetics Market Opportunities Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 64.1%		Shares	Value
Administrative and Support Services - 0.1%
RB Global, Inc.		1,400	$151,704

Aerospace and Defense - 0.0%(a)
Booz Allen Hamilton Holding Corp.		144	14,393
Science Applications International Corp.		200	19,874
			34,267

Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd. (b)		4,617	316,218

Asset Management - 0.2%
Investor AB (c)		17,000	530,979

Coal Mining - 0.0%(a)
Core Natural Resources, Inc.		2	167

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.4%
Broadridge Financial Solutions, Inc.		5,600	1,333,752

Data Processing, Hosting, and Related Services - 0.6%
Mastercard, Inc. - Class A		1,000	568,810
Visa, Inc. - Class A		4,000	1,365,520
			1,934,330

Diversified Real Estate Activities - 0.0%(a)
PrairieSky Royalty Ltd.		200	3,711

Electric Power Generation, Transmission and Distribution - 5.9%
Hawaiian Electric Industries, Inc. (c)		1,612,000	17,796,480

Entertainment - 0.0%(a)
IG Port, Inc.		4,000	41,519

Financial Services - 0.3%
Hellenic Exchanges - Athens Stock Exchange SA		104,000	810,754
Hong Kong Exchanges & Clearing Ltd.		100	5,680
Value Partners Group Ltd.		2,000	679
			817,113

Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust (b)		41,482	1,214,178

Global Exchanges - 0.5%
ASX Ltd.		4,400	170,583
Deutsche Boerse AG		1,800	482,043
Euronext NV (d)		2,520	376,928
Japan Exchange Group, Inc. - ADR (b)		8,200	91,020
London Stock Exchange Group PLC		600	68,719
NZX Ltd.		400,202	321,344
			1,510,637

Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited		2	3,497

Insurance Carriers and Related Activities - 0.0%(a)
Arthur J. Gallagher & Co.		400	123,896

Legal Services - 0.0%(a)
CRA International, Inc.		36	7,507

Live Sports (Spectator Sports) - 0.0%(a)
BIGLEAGUE (c)(e)		2,455	148,699

Management of Companies and Enterprises - 2.4%
Associated Capital Group, Inc. - Class A		77,000	2,581,810
Fairfax India Holdings Corp. (c)(d)		84,200	1,452,450
Valterra Platinum Ltd. - ADR		2,455	28,969
White Mountains Insurance Group Ltd.		1,900	3,175,888
			7,239,117

Management, Scientific, and Technical Consulting Services - 0.1%
CACI International, Inc. - Class A (c)		300	149,634

Media - 0.0%(a)
AlphaPolis Co. Ltd.		200	2,156
Nippon Television Holdings, Inc.		400	10,673
Toei Animation Co. Ltd.		400	8,249
			21,078

Mining (except Oil and Gas) - 2.3%
Franco-Nevada Corp.		14,600	3,254,486
Wheaton Precious Metals Corp.		32,000	3,578,880
			6,833,366

Miscellaneous Durable Goods Merchant Wholesalers - 0.0%(a)
A-Mark Precious Metals, Inc.		3,200	82,784

Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc. (c)		10	2,188

Nonmetallic Mineral Mining and Quarrying - 0.0%(a)
Anglo American PLC - ADR		7,045	133,785

Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.		4	932

Oil and Gas Extraction - 34.4%(f)
Permian Basin Royalty Trust (b)		127,450	2,325,962
Texas Pacific Land Corp. (g)		108,984	101,751,822
			104,077,784

Other Crop Farming - 0.1%
J G Boswell Co.		764	381,801

Other Financial Investment Activities - 2.0%
Bakkt Holdings, Inc. (b)(c)		32,000	1,076,800
Galaxy Digital, Inc. - Class A (b)(c)		110,000	3,719,100
GAMCO Investors, Inc. - Class A		58,600	1,361,278
			6,157,178

Other Investment Pools and Funds - 2.7%
Partners Value Investments LP (c)		435,160	5,625,155
Urbana Corp.		47,800	261,377
Urbana Corp. - Class A		423,600	2,221,944
			8,108,476

Real Estate - 0.1%
Tejon Ranch Co. (c)		11,400	182,172

Securities and Commodities Exchanges - 3.6%
Cboe Global Markets, Inc.		8,000	1,962,000
CME Group, Inc.		5,800	1,567,102
Intercontinental Exchange, Inc.		12,900	2,173,392
Miami International Holdings Inc. (c)(e)		47,500	1,720,925
Miami International Holdings, Inc. (c)		46,590	1,875,713
Nasdaq, Inc.		7,200	636,840
TMX Group Ltd.		18,000	688,597
TXSE Group, Inc. (c)(e)		17,390	399,970
			11,024,539

Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.		190	45,302
MarketAxess Holdings, Inc.		48	8,364
			53,666

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd.		806	45,894
OTC Markets Group, Inc. - Class A		2,800	148,400
S&P Global, Inc.		113	54,998
			249,292

Support Activities for Mining - 0.5%
Aris Water Solutions, Inc. - Class A		64,900	1,600,434

Support Activities for Water Transportation - 3.4%
Clarkson PLC		29,000	1,431,376
Landbridge Co. LLC - Class A (b)		166,000	8,856,100
			10,287,476

Technology Services and Software - 0.4%
SB Technology, Inc. (c)(e)		69,727	1,200,002

Water, Sewage and Other Systems - 3.5%
Pure Cycle Corp. (c)		3,200	35,424
WaterBridge Infrastructure LLC - Class A (c)		416,632	10,507,459
			10,542,883
TOTAL COMMON STOCKS (Cost $80,650,900)			194,297,241

UNIT INVESTMENT TRUSTS - 19.8%		Shares	Value
Grayscale Bitcoin Mini Trust ETF (c)		119,774	6,064,158
Grayscale Bitcoin Trust ETF (c)		598,874	53,760,919
Grayscale Ethereum Classic Trust (c)		12	113
Grayscale Litecoin Trust (c)		8	70
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,029,275)			59,825,260

WARRANTS - 0.4%		Contracts	Value
Other Investment Pools and Funds - 0.3%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (c)		43,516	1,027,162

Securities and Commodities Exchanges - 0.1%
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50 (c)(e)		7,235	184,854
TOTAL WARRANTS (Cost $130,104)			1,212,016

PREFERRED STOCKS - 0.1%		Shares	Value
Financial Services - 0.1%
Partners Value Investments LP, Series 1*, 4.50%, Perpetual (c)		11,832	275,094

Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (c)		43,516	32,202
TOTAL PREFERRED STOCKS (Cost $259,342)			307,296

CONVERTIBLE BONDS - 0.0%(a)		Par	Value
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019 (e)(h)		5,720	0
TOTAL CONVERTIBLE BONDS (Cost $5,720)			0

TOTAL INVESTMENTS - 84.4% (Cost $83,075,341)			255,641,813
Money Market Deposit Account - 18.8% (i)(j)			56,939,011
Liabilities in Excess of Other Assets - (3.2)%			(9,670,292)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$302,910,532
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $9,568,820.
(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,829,378 or 0.6% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,654,450 or 1.2% of net assets as of September 30, 2025.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $9,481,556 which represented 3.1% of net assets.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2025, 2.35%, 1.09%, 0.23%, 0.82%, 1.21% and 0.45% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Kinetics Spin-Off and Corporate Restructuring Fund , respectively, were fair valued securities. The other Master Portfolio did not hold any fair-valued securities at September 30, 2025.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2025:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$190,827,645		$–	$3,469,596		$194,297,241
Unit Investment Trust	59,825,260		–	–		59,825,260
Warrants	1,027,162		–	184,854		1,212,016
Preferred Stocks	–		307,296	–		307,296
Convertible Bonds	–		–	–	*	–
Total Investments in Securities	$251,680,067		$307,296	$3,654,450		$255,641,813

During the period ended September 30, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2024	$1,216,870
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	837,608	***
Net purchases and/or acquisitions	1,599,972
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2025	$3,654,450

Description	Fair Value at 6/30/2025		Valuation Techniques	Unobservable Input	Range**
Common Stocks	$3,596,638		Discounted Cash Flow	Volatility	16.8%
			Option Pricing Model	Discount for Lack of Marketability	5.0%
				Weighted Average Cost of Capital	13.5%
				Years to Maturity	9.5%
				Risk-Free Rate	4.9%
Common Stocks	$148,699		Cost Approach	Precedent Transaction	$55.00 - $60.57
Common Stocks	$1,200,002		Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$399,970		Cost Approach	Precedent Transaction	$23.00 - $23.00
Convertible Bonds	$-	*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Warrants	$184,854		Discounted Cash Flow	Volatility	16.8%
			Option Pricing Model	Discount for Lack of Marketability	10.0%
				Weighted Average Cost of Capital	13.5%
				Years to Maturity	9.5%
				Risk-Free Rate	4.9%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at September 30, 2025 is $837,608.